EQUITY - Statutory reserve activities (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
EQUITY
Addition to statutory reserve		$ 0
Statutory Reserve
EQUITY
Balance - beginning of the year	$ 226,253	199,653	$ 170,066
Addition to statutory reserve	48,897	26,600	29,587
Balance - ending of the year	275,150	226,253	199,653
TRX ZJ | Statutory Reserve
EQUITY
Balance - beginning of the year	126,204	126,204	126,204
Balance - ending of the year	126,204	126,204	126,204
NDB Technology | Statutory Reserve
EQUITY
Balance - beginning of the year	3,180	2,680	2,680
Addition to statutory reserve		500
Balance - ending of the year	3,180	3,180	2,680
TYDW Technology | Statutory Reserve
EQUITY
Balance - beginning of the year	96,869	70,769	41,182
Addition to statutory reserve	48,897	26,100	29,587
Balance - ending of the year	$ 145,766	$ 96,869	$ 70,769